Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Apr. 01, 2016	Apr. 01, 2018	Apr. 01, 2017
Accounting Policies [Abstract]
Percentage of total revenue accounted for percentage-of-completion	3.00%
Retained Earnings Adjustments [Line Items]
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01	[1]			$ 0.01
Adjustment to retained earnings	$ 1,301	[1]	$ (170)	[2]
Income taxes payable	127	[1]	38	[2]
As Previously Reported
Retained Earnings Adjustments [Line Items]
Common stock, par value (in dollars per share)							$ 1.00
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Retained Earnings Adjustments [Line Items]
Adjustment to retained earnings						$ 114
Sales commission						158
Income taxes payable						(40)
Contract liabilities						(381)
Other assets						$ (385)
Pension Plans, Defined Benefit
Retained Earnings Adjustments [Line Items]
Service cost	121		23		$ 25
Pension Plans, Defined Benefit | Pro Forma | Accounting Standards Update 2017-07
Retained Earnings Adjustments [Line Items]
Service cost	121		$ 23		$ 25
USPS Separation | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff
Retained Earnings Adjustments [Line Items]
Restricted cash	$ 68

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.